UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Pkwy., Ste 310 Leawood, KS 66221 (913) 660-0778

Registrant's telephone number, including area code: (312) 564-5100

Date of fiscal year end: Last Day of February

Date of reporting period: August 31, 2013

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Armour Tactical Flex Fund (ARMFX)

August 31, 2013

(UNAUDITED)

ARMOUR TACTICAL FLEX FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s underlying securities represented as a percentage of the portfolio of investments.

	Armour Tactical Flex Fund
	Schedule of Investments
	August 31, 2013 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS - 37.58%
402	iPath S&P 500 VIX ST Futures ETN *	$ 6,850
49	iShares Core S&P 500 ETF	8,056
10	Vanguard Energy ETF *	1,166
33	Vanguard Financials ETF	1,313
17	Vanguard Information Technology ETF *	1,320
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $18,003) - 37.58%		18,705

SHORT TERM INVESTMENTS - 63.16%
31,436	Federated Prime Obligations Fund - Institutional Class, #10, 0.03%, (Cost $31,436) **	31,436

TOTAL INVESTMENTS (Cost $49,439) - 100.74%		50,141

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.74)%		(370)

NET ASSETS - 100.00%		$ 49,771

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at August 31, 2013.
The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Statement of Assets and Liabilities
August 31, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $49,439)	$ 50,141
Receivables:
Dividends and Interest	1
Total Assets	50,142
Liabilities:
Advisory Fees	210
Administrative Fees	161
Total Liabilities	371
Net Assets	$ 49,771

Net Assets Consist of:
Paid In Capital	$ 51,500
Accumulated Undistributed Net Investment Loss	(354)
Accumulated Undistributed Realized Loss on Investments	(2,077)
Unrealized Appreciation in Value of Investments	702
Net Assets for 5,150 Shares Outstanding	$ 49,771
(Unlimited number of shares authorized without par value)

Net Asset Value and Offering Price Per Share	$ 9.66

The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Statement of Operations
For the Period March 29, 2013 (commencement of investment operations)
through August 31, 2013 (Unaudited)

Investment Income:
Dividend Income	$ 12
Interest Income	5
Total Investment Income	17

Expenses:
Advisory Fees	210
Administrative Fees	161
Total Expenses	371

Net Investment Loss	(354)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(2,077)
Net Change in Unrealized Appreciation on Investments	702
Realized and Unrealized Loss on Investments	(1,375)

Net Decrease in Net Assets Resulting from Operations	$ (1,729)

The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
8/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (354)
Net Realized Loss on Investments	(2,077)
Change in Unrealized Appreciation on Investments	702
Net Decrease in Net Assets Resulting from Operations	(1,729)

Capital Share Transactions	51,500

Total Increase in Net Assets	49,771

Net Assets:
Beginning of Period	-

End of Period (including accumulated undistributed net investment loss of $(354))	$ 49,771

* For the period March 29, 2013 (commencement of investment operations) through August 31, 2013.
The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	8/31/2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.07)
Net Realized and Unrealized Loss on Investments	(0.27)
Total from Investment Operations	(0.34)

Net Asset Value, at End of Period	$ 9.66

Total Return **	(3.40)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 50
Ratio of Expenses to Average Net Assets	1.75%	(c)
Ratio of Net Investment Loss to Average Net Assets	(1.67)%	(c)
Portfolio Turnover	743.09%	(b)

(a) For the period March 29, 2013 (commencement of investment operations) through August 31, 2013.
(b) Not Annualized
(c) Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

ARMOUR TACTICAL FLEX FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013 (UNAUDITED)

1.  ORGANIZATION

Cottonwood Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on August 31, 2011.  As of August 31, 2013, the Trust currently consists of two series of shares of beneficial interest (“shares”). The Armour Tactical Flex Fund (the “Fund”) commenced operations on March 29, 2013. The Fund is a diversified fund. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. The investment adviser to the Fund is ArmourWealth, Inc. (“Adviser”). The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period March 29, 2013 (commencement of investment operations) through August 31, 2013, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

The Fund is likely to be considered a personal holding company for federal income tax purposes since it is owned (directly or indirectly) by five or fewer individuals and it receives at least 60 percent of its ordinary gross income from passive sources.  As a personal holding company, the Fund is subject to a special penalty corporate tax rate of 15% on its undistributed personal holding company income.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis, as determined by the Board of Trustees (the “Board”).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADRs, exchange traded funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money Markets - Money market securities are generally priced at the ending value at $1 NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities (including U.S. Government Agencies and Obligations) - Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,705	$0	$0	$18,705
Short-Term Investments	31,436	0	0	31,436
Total	$50,141	$0	$0	$50,141

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during the period March 29, 2013 (commencement of investment operations) through August 31, 2013.

The Fund did hold derivative instruments during the period Mach 29, 2013 (commencement of investment operations) through August 31, 2013.  For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. There were no transfers into or out of the levels during the period March 29, 2013 (commencement of investment operations) through August 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Adviser receives an investment management fee equal to 0.99% of the average daily net assets of the Fund.  For the period March 29, 2013 (commencement of operations) through August 31, 2013, the Adviser earned $210 in advisory fees.  At August 31, 2013, the Fund owed the Adviser $210 for advisory fees.

Under the Services Agreement the Adviser receives an additional fee of 0.76% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses.

ADMINISTRATOR: Control individuals, Mr. Daniel Hart and Mr. Greg Myers of Cortland Fund Services, LLC (the “Administrator”) also serve as trustees/officers of the Fund. The individuals receive benefits from the Administrator resulting from administrative fees paid to the Administrator of the Fund by the Adviser. Mr. John Myers, another Trustee of the Trust, is the father of Mr. Greg Myers.  For the period March 29, 2013 (commencement of investment operations) through August 31, 2013, the Adviser earned $161 in administrative fees.  At August 31, 2013, the Fund owed the Adviser $161 for administrative fees.

5.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at August 31, 2013 was $51,500 representing 5,150 shares outstanding.

Transactions in capital stock for the period March 29, 2013 (commencement of investment operations) through August 31, 2013 were as follows:

	Shares	Amount
Shares sold and proceeds received	5,150	$ 51,500
Shares issued in reinvestment of distributions	-	-
Shares redeemed and proceeds paid	(-)	(-)
Net increase	5,150	$ 51,500

6.  INVESTMENTS

For the period March 29, 2013 (commencement of investment operations) through August 31, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $166,627 and $146,547, respectively.

7.  TAX MATTERS

As of August 31, 2013, the tax basis components of distributable earnings (accumulated losses) for the Fund were as follows:

Undistributed capital gain (accumulated losses)	$ (2,077)
Unrealized appreciation/(depreciation)	702
$ (1,375)

For Federal income tax purposes, the cost of investments owned at August 31, 2013, was $49,439. At August 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 820
Gross unrealized depreciation on investment securities	(118)
Net unrealized appreciation on investment securities	$ 702

There were no distributions paid during the period March 29, 2013 (commencement of investment operations) through August 31, 2013.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2013, 100% of the outstanding shares of the Fund are owned by Brad and Karen Rosenberger.

9.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Armour Tactical Flex Fund
Expense Illustration
August 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Armour Tactical Flex Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, March 1, 2013 through August 31, 2013.  Also represented below is the actual period, March 29, 2013 (commencement of investment operations) through August 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2013	August 31, 2013	March 1, 2013 to August 31, 2013

Actual	$1,000.00	$966.00	$8.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 29, 2013	August 31, 2013	March 29, 2013 to August 31, 2013

Actual	$1,000.00	$966.00	$7.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.89	$7.53

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the actual period).

ARMOUR TACTICAL FLEX FUND

ADDITIONAL INFORMATION

AUGUST 31, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (855) 270-2675, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (855) 270-2675 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (855) 270-2675 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement

On August 29, 2012, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and ArmourWealth, Inc. (the “Adviser”) with respect to the Armour Tactical Flex Fund (the “Fund”).  The Board discussed the arrangements between the Adviser and the Trust with respect to the Fund.  The Board reflected on its discussions with representatives of the Adviser regarding the proposed Agreement and the manner in which the Fund was to be managed.  The Board considered items, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison analysis of the Fund and comparable mutual funds, and the Agreement.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities of the Adviser under the Agreement.  The Board reviewed the services to be provided by the Adviser to the prospective Fund including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Adviser during the Fund’s start-up phase, its coordination of services for the Fund among the service providers, and the anticipated efforts of the Adviser to promote the Fund and grow assets.  The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures.  The Board also considered the financial support that would be provided by the primary principal of the Adviser.  After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Adviser.  The Board noted that the Fund had not commenced operations and thus did not have investment performance information to review.  The Board reviewed the investment performance of the composite portfolio provided by the Adviser and discussed performance return information for similar funds for the one year, three year, and five year periods ended June 30, 2012 in the Board Materials.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.  In this regard, the Board considered: the financial condition of the Adviser and its related companies and the level of commitment to the Fund by the Adviser’s principals; the Adviser’s payment of startup costs for the Fund; the projected asset levels of the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund.  The Board compared the expected fees and expenses of the Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to the Adviser under the proposed Agreement, was in the mid to high-end of the peer category.  Based on estimated asset levels for the Fund, the Board observed that any anticipated profits to the Adviser were reasonable.  The Board also determined that these advisory fees were within an acceptable range in light of the services to be rendered by the Adviser.  The Board also considered that the Fund’s anticipated expense ratio was on the mid to high-end as compared to those of similar funds.  In light of the obligation of the Adviser to assume most of the operational expenses of the Fund, the Board also determined that the overall fee arrangements for the Adviser with respect to the Fund were fair and reasonable.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with the Adviser.  The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that under a Services Agreement, the Adviser was obligated to pay certain of the Fund’s operating expenses which had the effect of limiting the overall fees paid by the Fund, which had a similar effect to breakpoints in that it would keep the Fund’s overall expenses effectively capped.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with the Adviser was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s Code of Ethics and other relevant policies described in the Adviser’s Form ADV.  Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including all of the Trustees, voting separately, approved the Agreement for the Fund upon the terms and for the compensation described therein.

Investment Adviser

ArmourWealth, Inc.

Administrator

Cortland Fund Services LLC

Dividend Paying Agent,

Shareholder Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Rafferty Capital Markets, LLC

Custodian
UMB Bank, N.A.

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliate purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cottonwood Mutual Funds

By /s/ Daniel T. Hart

 Daniel T. Hart

 Trustee and Principal Executive Officer

Date: November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: November 8, 2013

* Print the name and title of each signing officer next his signature.